ProFund VP Asia 30 Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ProFunds Asia 30 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		24.03%	(2.83%)	4.84%
MSCI AC Asia Pacific Free Excluding Japan Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		29.57%	4.19%	8.47%
S&P Global 1200 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		22.99%	12.79%	12.85%
None
Prospectus [Line Items]
Average Annual Return, Percent			24.12%	(2.31%)	5.18%
Performance Inception Date		May 01, 2002

[1]	Price return index that does not include dividends.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[3]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.
[4]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.